INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Effective Income Tax Rate Reconciliation [Abstract]
Schedule Of Effective Income Tax Rate Reconciliation
RECONCILIATION OF FEDERAL INCOME TAX RATES TO EFFECTIVE INCOME TAX RATES

	Years ended December 31,
	2012	2011	2010
Sempra Energy Consolidated
U.S. federal statutory income tax rate	35%	35%	35%
Utility depreciation	6	3	6
State income taxes, net of federal income tax benefit	(1)	2	―
Tax credits	(7)	(1)	(3)
Allowance for equity funds used during construction	(4)	(2)	(3)
Non-U.S. earnings taxed at lower statutory income tax rates	(4)	(8)	(12)
Adjustments to prior years’ income tax items	(1)	―	(3)
Utility repairs expenditures	(8)	(1)	(2)
Self-developed software expenditures	(5)	(3)	(5)
Mexican foreign exchange and inflation effects	1	(1)	2
Variable interest entities	(1)	―	1
Life insurance contracts	(7)	―	―
Impact of change in income tax law	―	―	2
Impact of impairment of an equity method investment	―	―	(2)
Other, net	2	(1)	1
Effective income tax rate	6%	23%	17%
SDG&E
U.S. federal statutory income tax rate	35%	35%	35%
Depreciation	4	4	5
State income taxes, net of federal income tax benefit	4	5	4
Allowance for equity funds used during construction	(4)	(4)	(3)
Adjustments to prior years’ income tax items	(3)	―	(3)
Utility repairs expenditures	(4)	(1)	(2)
Self-developed software expenditures	(3)	(3)	(2)
Variable interest entity	(1)	(1)	1
Impact of change in income tax law	―	―	1
Other, net	(1)	(1)	(3)
Effective income tax rate	27%	34%	33%
SoCalGas
U.S. federal statutory income tax rate	35%	35%	35%
Depreciation	7	6	5
State income taxes, net of federal income tax benefit	3	4	4
Utility repairs expenditures	(12)	―	―
Self-developed software expenditures	(9)	(7)	(6)
Allowance for equity funds used during construction	(2)	(2)	(1)
Impact of change in income tax law	―	―	3
Other, net	(1)	(3)	(2)
Effective income tax rate	21%	33%	38%

Schedule Of Geographic Components Of Income Before Income Taxes And Equity Earnings Of Certain Unconsolidated Subsidiaries [Abstract]
Schedule Of Geographic Components Of Income Before Income Taxes And Equity Earnings Of Certain Unconsolidated Subsidiaries [Text Block]
	Years ended December 31,
(Dollars in millions)	2012	2011	2010
U.S.	$442	$1,011	$448
Non-U.S.	501	712	339
Total	$943	$1,723	$787

Schedule Of Components Of Income Tax Expense [Abstract]
Schedule Of Components Of Income Tax Expense
INCOME TAX EXPENSE (BENEFIT)
(Dollars in millions)
	Years ended December 31,
	2012	2011	2010
Sempra Energy Consolidated
Current:
U.S. Federal	$(36)	$76	$69
U.S. State	(6)	(3)	(3)
Non-U.S.	144	149	30
Total	102	222	96
Deferred:
U.S. Federal	(63)	176	(18)
U.S. State	3	43	32
Non-U.S.	20	(45)	27
Total	(40)	174	41
Deferred investment tax credits	(3)	(2)	(4)
Total income tax expense	$59	$394	$133
SDG&E
Current:
U.S. Federal	$(109)	$(59)	$69
U.S. State	14	6	52
Total	(95)	(53)	121
Deferred:
U.S. Federal	255	253	75
U.S. State	30	36	(21)
Total	285	289	54
Deferred investment tax credits	―	1	(2)
Total income tax expense	$190	$237	$173
SoCalGas
Current:
U.S. Federal	$(73)	$(6)	$43
U.S. State	24	19	26
Total	(49)	13	69
Deferred:
U.S. Federal	136	128	108
U.S. State	(6)	5	2
Total	130	133	110
Deferred investment tax credits	(2)	(3)	(3)
Total income tax expense	$79	$143	$176

Schedule Of Components Of Deferred Tax Assets And Liabilities [Abstract]
Schedule Of Components Of Deferred Tax Assets And Liabilities
DEFERRED INCOME TAXES FOR SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	December 31,
	2012	2011
Deferred income tax liabilities:
Differences in financial and tax bases of depreciable and amortizable assets	$3,710	$2,360
Regulatory balancing accounts	770	456
Unrealized revenue	3	13
Loss on reacquired debt	9	12
Property taxes	46	43
Difference in financial and tax bases of partnership interests	118	152
Other deferred income tax liabilities	55	30
Total deferred income tax liabilities	4,711	3,066
Deferred income tax assets:
Investment tax credits	67	22
Equity losses	16	16
Net operating losses	1,898	811
Compensation-related items	156	140
Postretirement benefits	587	361
Other deferred income tax assets	90	34
State income taxes	58	58
Bad debt allowance	8	8
Litigation and other accruals not yet deductible	7	5
Deferred income tax assets before valuation allowances	2,887	1,455
Less: valuation allowances	128	82
Total deferred income tax assets	2,759	1,373
Net deferred income tax liability	$1,952	$1,693
Our policy is to show deferred income taxes of VIEs on a net basis, including valuation allowances. See table “Amounts Associated with Otay Mesa VIE” in Note 1 for further information.

DEFERRED INCOME TAXES FOR SDG&E AND SOCALGAS
(Dollars in millions)
	SDG&E		SoCalGas
	December 31,		December 31,
	2012	2011	2012	2011
Deferred income tax liabilities:
Differences in financial and tax bases of
utility plant and other assets	$1,947	$1,152	$938	$632
Regulatory balancing accounts	344	230	439	236
Loss on reacquired debt	4	5	7	8
Property taxes	32	30	15	14
Other	22	19	―	1
Total deferred income tax liabilities	2,349	1,436	1,399	891
Deferred income tax assets:
Net operating losses	446	―	34	―
Postretirement benefits	137	115	370	161
Investment tax credits	16	17	14	16
Compensation-related items	14	15	48	39
State income taxes	31	24	18	18
Litigation and other accruals not yet deductible	38	33	21	22
Hedging transaction	1	―	7	7
Other	4	3	9	8
Total deferred income tax assets	687	207	521	271
Net deferred income tax liability	$1,662	$1,229	$878	$620
Our policy is to show deferred income taxes of VIEs on a net basis, including valuation allowances. See table “Amounts Associated with Otay Mesa VIE” in Note 1 for further information.

NET DEFERRED INCOME TAX LIABILITY
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2012	2011	2012	2011	2012	2011
Current (asset) liability	$(148)	$173	$26	$62	$(3)	$44
Noncurrent liability	2,100	1,520	1,636	1,167	881	576
Total	$1,952	$1,693	$1,662	$1,229	$878	$620

Income Tax Uncertainties [Abstract]
Summary of Income Tax Contingencies
SUMMARY OF UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Sempra Energy
	Consolidated			SDG&E			SoCalGas
	2012	2011	2010	2012	2011	2010	2012	2011		2010
Total	$82	$72	$97	$12	$7	$5	$5	$	―	$8
Of the total, amounts related to tax
positions that, if recognized, in
future years, would:
decrease the effective tax rate	$(81)	$(72)	$(76)	$(12)	$(7)	$(5)	$(5)	$	―	$(1)
increase the effective tax rate	16	7	5	12	7	5	4		―	―

RECONCILIATION OF UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	2012		2011		2010
Sempra Energy Consolidated:
Balance as of January 1		$72		$97	$94
Increase in prior period tax positions		2		7	29
Decrease in prior period tax positions		(1)		(26)	(4)
Increase in current period tax positions		10		3	5
Settlements with taxing authorities		(1)		(9)	(9)
Expirations of statutes of limitations		―		―	(18)
Balance as of December 31		$82		$72	$97
SDG&E:
Balance as of January 1		$7		$5	$14
Increase in prior period tax positions		1		―	―
Decrease in prior period tax positions		―		―	(3)
Increase in current period tax positions		4		2	3
Settlements with taxing authorities		―		―	(9)
Balance as of December 31		$12		$7	$5
SoCalGas:
Balance as of January 1	$	―		$8	$11
Increase in prior period tax positions		―		2	5
Increase in current period tax positions		5		―	―
Settlements with taxing authorities		―		(10)	―
Expirations of statutes of limitations		―		―	(8)
Balance as of December 31		$5	$	―	$8

INTEREST EXPENSE AND PENALTIES ASSOCIATED WITH UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Sempra Energy
	Consolidated				SDG&E					SoCalGas
	2012		2011	2010	2012		2011		2010	2012		2011	2010
Interest expense (benefit)	$	―	$(3)	$4	$	―	$	―	$3	$	―	$(1)	$1
Penalties		―	(1)	―		―		―	―		―	―	―

ACCRUED INTEREST EXPENSE AND PENALTIES ASSOCIATED WITH UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2012	2011	2012	2011	2012	2011
Interest expense	$3	$3	$1	$1	$1	$1
Penalties	3	3	―	―	―	―

Summary Of Positions For Which Significant Change In Unrecognized Tax Benefits Is Reasonably Possible [Abstract]
Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible
POSSIBLE DECREASES IN UNRECOGNIZED INCOME TAX BENEFITS WITHIN 12 MONTHS
(Dollars in millions)
	At December 31,
	2012		2011		2010
Sempra Energy Consolidated:
Expiration of statutes of limitations on tax assessments		$(7)		$(7)		$(6)
Potential resolution of audit issues with various
U.S. federal, state and local and non-U.S. taxing authorities		(10)		―		(35)
		$(17)		$(7)		$(41)
SDG&E:
Potential resolution of audit issues with various
U.S. federal, state and local and non-U.S. taxing authorities		$(5)	$	―	$	―
SoCalGas:
Expiration of statutes of limitations on tax assessments	$	―	$	―		$(5)
Potential resolution of audit issues with various
U.S. federal, state and local taxing authorities		(4)		―		―
		$(4)	$	―		$(5)